UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05178

Name of Fund:  BlackRock Equity Dividend Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund,                 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 01/31/2017

Item 1 – Report to Stockholders

JANUARY 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Equity Dividend Fund

BlackRock Natural Resources Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12 months ended January 31, 2017 was an exceptionally strong period for risk assets (such as stocks and high yield bonds), while higher-quality assets generated muted returns after struggling in the latter part of 2016. As the period began, worries about slowing growth in China and the instability of oil prices had global equity prices sliding. However, the broad market momentum shifted in the second half of 2016 as reflationary expectations in the United States helped drive a pick-up in global growth.

Markets were remarkably resilient during the period. Big surprises such as the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election brought spikes in equity market volatility, but they were ultimately short-lived. Instead, investors used the sell-offs to seize upon buying opportunities, allowing markets to quickly rebound. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors including an aging population, low productivity growth and excess savings. A tempered economic growth trend and high valuations across most assets have set the stage for muted investment returns going forward.

Equity markets still have room to move, although the disparity between winners and losers is widening, making stock selection increasingly important. Fixed income investors are also facing challenges as bond markets recalibrate to accommodate rising rates and higher inflation expectations. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.96%	20.04%
U.S. small cap equities (Russell 2000® Index)	12.43	33.53
International equities (MSCI Europe, Australasia, Far East Index)	3.49	12.03
Emerging market equities (MSCI Emerging Markets Index)	4.92	25.41
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.20	0.37
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.87)	(3.26)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.95)	1.45
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.94)	0.24
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.09	20.77
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

SEMI-ANNUAL REPORT	JANUARY 31, 2017	3

Fund Summary as of January 31, 2017	BlackRock Equity Dividend Fund

Investment Objective

BlackRock Equity Dividend Fund’s (the “Fund”) investment objective is to seek long-term total return and current income.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended January 31, 2017, the Fund’s Institutional, Service, Investor A and Class K Shares outperformed the benchmark, the Russell 1000® Value Index, while Class R Shares was in line and the Fund’s other share classes underperformed. For the same period, all of the Fund’s share classes outperformed the broad-market S&P 500® Index. The following discussion of relative performance pertains to the Russell 1000® Value Index.

What factors influenced performance?

•

The largest contribution to relative return for the six-month period came from a combination of stock selection and allocation decisions within the financials sector, with a significant overweight to banks. In particular, the overweight to banks proved beneficial as investors anticipated higher growth and rising interest rates following the U.S. election, which resulted in Republican control of the White House and both houses of Congress. Allocation and stock selection decisions in the health care sector also added to performance. Within health care, an underweight in health care equipment & supplies and stock selection in the health care providers & services boosted performance. Underweight positions to real estate and consumer staples also added to relative returns.

•

The largest detractors from relative performance derived from a combination of stock selection and allocation decisions in the industrials sector. Within industrials, an underweight to the machinery industry weighed on returns, as strong performance for the segment was driven by improved U.S. manufacturing and activity data, as well as raised post-election growth expectations. An overweight to the industrial conglomerates industry and stock selection in the professional services industry also detracted from the Fund’s performance within industrials.

Additionally, stock selection in consumer discretionary detracted from relative performance. This was primarily due to the non-benchmark holding Dollar General Corp., which lagged following weaker-than-expected quarterly earnings. Lastly, stock selection in the energy sector also detracted from results.

Describe recent portfolio activity.

•

During the six-month period, the Fund’s exposures to the energy, health care and consumer staples sectors were increased. The Fund’s allocation within energy was boosted by adding to existing positions in Hess Corp. and Suncor Energy, Inc. Within health care, sector exposure was increased by initiating a position in McKesson Corp., as well as increased holdings in Aetna, Inc. and Anthem, Inc. Notable transactions within consumer staples included initiating a position in Mead Johnson Nutrition Co. and adding to existing holdings in Diageo PLC and Unilever NV. Conversely, the Fund reduced exposure to the consumer discretionary sector by exiting McDonald’s Corp. and reducing its positions in Dollar General Corp. and Home Depot, Inc. In addition, the Fund decreased its holdings in the information technology sector by trimming its positions in Intel Corp. and QUALCOMM Inc. and exiting NVIDIA Corp. following strong performance. Lastly, the Fund reduced its holdings within the industrials sector by trimming positions in Raytheon Co. and General Electric Co.

Describe portfolio positioning at period end.

•

As of period end, the Fund’s largest allocations were in the financials, health care and energy sectors. Relative to the benchmark, the largest overweight positions were in health care, consumer discretionary and materials. Conversely, the largest relative underweights were in the real estate, telecommunication services and energy sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock Equity Dividend Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities.

[3]	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

[4]	An unmanaged index that is a subset of the Russell 1000® Index that consists of those Russell 1000® securities with lower price-to-book ratios and lower expected growth values.

Performance Summary for the Period Ended January 31, 2017

		Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.37%	21.89%	N/A	11.67%	N/A	7.18%	N/A
Service	8.27	21.59	N/A	11.34	N/A	6.90	N/A
Investor A	8.22	21.62	15.24%	11.38	10.18%	6.89	6.32%
Investor B	7.78	20.56	16.06	10.52	10.25	6.23	6.23
Investor C	7.86	20.67	19.67	10.58	10.58	6.11	6.11
Investor C1	7.93	20.90	N/A	10.79	N/A	6.32	N/A
Class K	8.42	21.99	N/A	11.80	N/A	7.31	N/A
Class R	8.03	21.19	N/A	11.03	N/A	6.56	N/A
S&P 500® Index	5.96	20.04	N/A	14.09	N/A	6.99	N/A
Russell 1000® Value Index	8.04	24.62	N/A	14.11	N/A	5.66	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[6]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,083.70	$3.62	$1,000.00	$1,021.73	$3.52	0.69%
Service	$1,000.00	$1,082.70	$4.78	$1,000.00	$1,020.62	$4.63	0.91%
Investor A	$1,000.00	$1,082.20	$4.83	$1,000.00	$1,020.57	$4.69	0.92%
Investor B	$1,000.00	$1,077.80	$9.06	$1,000.00	$1,016.48	$8.79	1.73%
Investor C	$1,000.00	$1,078.60	$8.80	$1,000.00	$1,016.74	$8.54	1.68%
Investor C1	$1,000.00	$1,079.30	$7.76	$1,000.00	$1,017.74	$7.53	1.48%
Class K	$1,000.00	$1,084.20	$2.12	$1,000.00	$1,022.23	$2.06	0.59%
Class R	$1,000.00	$1,080.30	$6.50	$1,000.00	$1,018.95	$6.31	1.24%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[7]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	5

BlackRock Equity Dividend Fund

Portfolio Information as of January 31, 2017

Ten Largest Holdings	Percent of Net Assets
JPMorgan Chase & Co.	4%
Bank of America Corp.	4
Pfizer, Inc.	3
Wells Fargo & Co.	3
Citigroup, Inc.	3
General Electric Co.	2
Microsoft Corp.	2
Oracle Corp.	2
Merck & Co., Inc.	2
Comcast Corp., Class A	2

Sector Allocation	Percent of Net Assets
Financials	27%
Health Care	14
Energy	11
Industrials	10
Information Technology	10
Consumer Staples	7
Consumer Discretionary	6
Utilities	5
Short-Term Securities	4
Materials	4
Telecommunication Services	2
Real Estate	—	[1]
Other Assets Less Liabilities	—	[1]

[1]	Less than 1%.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Fund Summary as of January 31, 2017	BlackRock Natural Resources Trust

Investment Objective

BlackRock Natural Resources Trust’s (the “Fund”) investment objective is to seek long-term growth of capital and to protect the purchasing power of shareholders’ capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended January 31, 2017, the Fund outperformed its benchmark, the S&P North American Natural Resources Sector Index, with the exception of the Fund’s Investor B Shares, which performed in line with its benchmark.

What factors influenced performance?

•

The largest contributor to relative performance for the period came from the portfolio’s stock selection and allocation decisions within the exploration & production industry, where overweight positions in ConocoPhillips, EOG Resources, Inc. and Pioneer Natural Resources Co. proved beneficial. These companies continue to offer valuable growth qualities, capable management teams, reliable revenue and earnings, and improving cash flow generation. In addition, stock selection in the equipment & services industry, notably within the drilling segment, also generated strong performance. In particular, an overweight in Halliburton Co. was additive, as the company announced that it was adding staff to its product service lines and support functions in the Permian Basin (southeastern United States). Lastly, an underweight within the containers & packaging industry contributed to relative performance.

•

The largest detractor from relative performance came from an underweight allocation to and stock selection within metals & mining. In particular, an underweight to gold producer Newmont Mining Corp. detracted from returns, as the company benefited from the strong rebound in gold prices seen over much of 2016. An underweight to the storage & transportation industry also weighed on relative returns, as pipeline companies posted strong performance on expectations that increased gas production will result in greater demand within the segment. Lastly, the Fund’s cash position weighed on performance.

Describe recent portfolio activity.

•

The Fund takes a longer-term, structural investment view within the energy and materials sectors, and as a result portfolio turnover remains very low. There were no significant changes in portfolio allocation during the six-month period. The Fund remained substantially overweight in exploration & production companies due to their operating specialization and the investment adviser’s favorable view of the industry’s prospects. The Fund also remained more heavily allocated to oil-weighted companies than those levered to natural gas. Additionally, allocations to large-cap oil servicers were increased based on their diverse revenue streams, balance sheet strength and propensity to recover with the commodity cycle.

Describe portfolio positioning at period end.

•

The Fund remained focused on both company fundamentals and longer-term industry trends within energy and materials, in seeking to benefit over time from the diversity, pricing power and potential inflation benefits that naturally occur within these sectors. The Fund continued to favor oil over natural gas, as well as exploration & production companies with exposure to key shale basins. The Fund also placed additional emphasis on the equipment & services industry, as well as select equipment producers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	7

BlackRock Natural Resources Trust

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund invests at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset.

[3]	This unmanaged index consists primarily of U.S. equities classified under the energy and materials sector.

Performance Summary for the Period Ended January 31, 2017

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	9.23%	29.91%	N/A	(1.62)%	N/A	1.84%	N/A
Investor A	9.08	29.58	22.78%	(1.88)	(2.94)%	1.57	1.02%
Investor B	8.46	28.30	23.80	(2.72)	(3.04)	0.94	0.94
Investor C	8.63	28.56	27.56	(2.65)	(2.65)	0.77	0.77
S&P North American Natural Resources Sector Index	8.49	36.42	N/A	0.10	N/A	2.63	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[5]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,092.30	$4.32	$1,000.00	$1,021.07	$4.18	0.82%
Investor A	$1,000.00	$1,090.80	$5.80	$1,000.00	$1,019.66	$5.60	1.10%
Investor B	$1,000.00	$1,084.60	$11.24	$1,000.00	$1,014.42	$10.87	2.14%
Investor C	$1,000.00	$1,086.30	$9.89	$1,000.00	$1,015.73	$9.55	1.88%

[5]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock Natural Resources Trust

Portfolio Information as of January 31, 2017

Ten Largest Holdings	Percent of Net Assets
EOG Resources Inc.	9%
Schlumberger Ltd.	5
Exxon Mobil Corp.	5
Chevron Corp.	5
Pioneer Natural Resources Co.	4
Halliburton Co.	4
Suncor Energy, Inc.	4
Anadarko Petroleum Corp.	4
Devon Energy Corp.	3
Occidental Petroleum Corp.	3

Industry Allocation	Percent of Net Assets
Oil & Gas Exploration & Production	27%
Oil, Gas & Consumable Fuels	25
Integrated Oil & Gas	17
Energy Equipment & Services	14
Metals & Mining	7
Short-Term Securities	5
Chemicals	3
Refining, Marketing & Transport	2
Oil & Gas Equipment & Services	2
Oil & Gas Drilling	1
Diversified Financial Services	—	[1]
Oil & Gas Producers	—	[1]
Utilities	—	[1]
Liabilities in Excess of Other Assets	(3)

[1]	Less than 1%.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	9

About Fund Performance

•

Institutional and Class K Shares (Class K Shares are available only in BlackRock Equity Dividend Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to the Class K Shares inception date of March 28, 2016, Class K Shares performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Shares fees.

•

Service Shares (available only in BlackRock Equity Dividend Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor B Shares are subject to a maximum CDSC of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•

Investor C1 Shares (available only in BlackRock Equity Dividend Fund) are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders. In addition, these shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year.

Prior to September 12, 2011, Investor C1 Shares performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor C1 Share fees.

•

Class R Shares (available only in BlackRock Equity Dividend Fund) are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These Shares are available only to certain employer-sponsored retirement plans.

Investor B Shares of their respective Funds are only available through exchanges and dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans.

Investor C1 Shares of their respective Funds are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment adviser, voluntarily waived a portion of the Funds’ expenses. Without such waiver, the Funds’ performance would have been lower. The Manager is under no obligation to waive or to continue waiving its fees and such voluntary waiver may be reduced or discontinued at any time. See Note 5 of the Notes to Financial Statements for additional information on waivers.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples on previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2016 and held through January 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	11

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.2%
Lockheed Martin Corp.	958,070	$240,791,733
Northrop Grumman Corp.	1,272,212	291,438,325
Raytheon Co.	976,679	140,798,045

		673,028,103
Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	1,606,012	175,264,089
Banks — 16.8%
Bank of America Corp.	36,796,596	833,074,933
Citigroup, Inc.	10,682,968	596,430,103
JPMorgan Chase & Co.	9,940,160	841,235,741
KeyCorp	5,651,730	101,561,588
SunTrust Banks, Inc.	4,323,553	245,664,282
U.S. Bancorp	6,025,713	317,253,789
Wells Fargo & Co.	10,963,575	617,578,180

		3,552,798,616
Beverages — 2.0%
Coca-Cola Co.	5,311,147	220,784,381
Diageo PLC	7,323,055	203,418,639

		424,203,020
Capital Markets — 3.5%
Goldman Sachs Group, Inc.	1,022,858	234,561,796
Invesco Ltd.	4,139,124	119,703,466
Morgan Stanley	8,887,171	377,615,896

		731,881,158
Chemicals — 3.0%
Dow Chemical Co.	6,599,736	393,542,258
E.I. du Pont de Nemours & Co.	2,345,602	177,092,951
Praxair, Inc.	490,564	58,102,400

		628,737,609
Communications Equipment — 0.8%
Motorola Solutions, Inc.	2,128,683	171,806,005
Diversified Financial Services — 0.8%
CME Group, Inc.	1,381,053	167,217,897
Diversified Telecommunication Services — 1.6%
BCE, Inc. (a)	1,212,938	54,727,763
Verizon Communications, Inc.	5,608,502	274,872,683

		329,600,446
Electric Utilities — 2.1%
Exelon Corp.	3,906,480	140,164,502
FirstEnergy Corp.	1,646,100	49,909,752
NextEra Energy, Inc.	2,140,151	264,779,482

		454,853,736
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	361,509	53,499,717
Energy Equipment & Services — 0.4%
Schlumberger Ltd.	1,092,777	91,476,363
Food & Staples Retailing — 1.3%
Kroger Co.	8,259,746	280,500,974
Food Products — 0.8%
Mead Johnson Nutrition Co.	1,031,200	72,658,352
Mondelez International, Inc., Class A	2,356,493	104,345,510

		177,003,862
Health Care Equipment & Supplies — 0.7%
Becton Dickinson & Co.	780,372	138,352,152

Common Stocks	Shares	Value
Health Care Providers & Services — 5.9%
Aetna, Inc.	3,045,839	$361,266,964
Anthem, Inc.	2,580,816	397,806,978
McKesson Corp.	168,960	23,510,784
Quest Diagnostics, Inc.	2,257,402	207,500,392
UnitedHealth Group, Inc.	1,657,451	268,672,807

		1,258,757,925
Hotels, Restaurants & Leisure — 0.5%
Hilton Grand Vacations, Inc. (b)	421,173	12,353,001
Hilton Worldwide Holdings, Inc.	1,445,958	83,258,262

		95,611,263
Household Products — 1.0%
Procter & Gamble Co.	2,448,326	214,473,358
Industrial Conglomerates — 4.2%
3M Co.	482,206	84,299,253
General Electric Co.	17,534,285	520,768,264
Honeywell International, Inc.	2,218,737	262,520,962
Koninklijke Philips NV	851,684	24,990,530

		892,579,009
Insurance — 6.1%
Allstate Corp.	1,368,750	102,943,688
American International Group, Inc.	5,534,443	355,643,307
Marsh & McLennan Cos., Inc.	1,483,080	100,879,102
MetLife, Inc.	4,819,537	262,231,008
Prudential Financial, Inc.	2,938,255	308,839,983
Travelers Cos., Inc.	1,424,099	167,730,380

		1,298,267,468
Media — 2.4%
Comcast Corp., Class A	5,377,737	405,588,925
Publicis Groupe SA	1,603,560	110,162,930

		515,751,855
Multi-Utilities — 2.5%
CMS Energy Corp.	2,851,440	121,471,344
Dominion Resources, Inc.	2,745,860	209,454,201
DTE Energy Co.	369,850	36,482,004
Public Service Enterprise Group, Inc.	3,838,560	169,856,280

		537,263,829
Multiline Retail — 1.0%
Dollar General Corp.	2,852,130	210,544,237
Oil, Gas & Consumable Fuels — 10.9%
Anadarko Petroleum Corp.	954,670	66,378,205
Chevron Corp.	2,821,735	314,200,192
ConocoPhillips	2,144,544	104,567,966
Exxon Mobil Corp.	3,567,387	299,268,095
Hess Corp.	3,746,963	203,010,455
Marathon Oil Corp.	3,953,170	66,215,598
Marathon Petroleum Corp.	3,270,088	157,127,728
Occidental Petroleum Corp.	5,307,359	359,679,720
Pioneer Natural Resources Co.	288,270	51,954,902
Spectra Energy Corp.	2,256,246	93,972,646
Suncor Energy, Inc.	9,247,860	287,053,574
TOTAL SA—ADR	6,192,226	313,078,947

		2,316,508,028
Paper & Forest Products — 0.6%
International Paper Co.	2,078,450	117,640,270
Personal Products — 0.9%
Unilever NV—NY Shares	4,507,680	183,237,192

Portfolio Abbreviation

ADR	American Depositary Receipts

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Common Stocks	Shares	Value
Pharmaceuticals — 7.4%
AstraZeneca PLC	5,642,064	$299,418,588
Johnson & Johnson	1,143,612	129,514,059
Merck & Co., Inc.	7,111,470	440,840,025
Pfizer, Inc.	22,215,007	704,882,172

		1,574,654,844
Professional Services — 1.0%
Experian PLC	6,037,565	116,598,952
Nielsen Holdings PLC	2,556,958	104,605,152

		221,204,104
Real Estate Investment Trusts (REITs) — 0.5%
Park Hotels & Resorts, Inc.	761,598	20,669,770
Weyerhaeuser Co.	2,575,752	80,698,310

		101,368,080
Road & Rail — 0.6%
Union Pacific Corp.	1,123,439	119,736,129
Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.	7,021,825	258,543,596
QUALCOMM, Inc.	2,214,007	118,294,394
Taiwan Semiconductor Manufacturing Co. Ltd.	11,185,000	66,649,855
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	3,186,400	98,491,624

		541,979,469
Software — 4.3%
Microsoft Corp.	7,335,163	474,218,288
Oracle Corp.	11,118,350	445,957,018

		920,175,306
Specialty Retail — 1.6%
Gap, Inc.	5,495,910	126,570,807
Home Depot, Inc.	1,602,334	220,449,112

		347,019,919

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 2.1%
Lenovo Group Ltd.	138,004,000	$90,395,048
Samsung Electronics Co. Ltd.	202,780	344,883,133

		435,278,181
Tobacco — 0.8%
Altria Group, Inc.	1,231,649	87,668,776
Philip Morris International, Inc.	815,800	78,422,854

		166,091,630
Water Utilities — 0.2%
American Water Works Co., Inc.	510,834	37,515,649
Wireless Telecommunication Services — 0.5%
SK Telecom Co. Ltd.	534,490	102,465,210
Total Long-Term Investments (Cost — $13,847,141,135) — 95.7%		20,258,346,702

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (c)(d)	858,085,691	858,085,691
SL Liquidity Series, LLC, Money Market Series, 0.94% (c)(d)(e)	249,402	249,452
Total Short-Term Securities (Cost — $858,335,095) — 4.1%		858,335,143
Total Investments (Cost — $14,705,476,230) — 99.8%		$21,116,681,845
Other Assets Less Liabilities — 0.2%		41,163,123

Net Assets — 100.0%		$21,157,844,968

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	During the six months ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain (Loss)[2]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	858,085,691	858,085,691	$858,085,691	$897,152		$4,153	—
BlackRock Liquidity Funds, TempFund, Institutional Class*	738,056,559	(738,056,559)	—	—	248,941		—	—
SL Liquidity Series, LLC, Money Market Series	—	249,402	249,402	249,452	1,224,603	[1]	(20,521)	$48
Total				$858,335,143	$2,370,696		$(16,368)	$48

* No longer held by the Fund as of period end.

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[2] Includes net capital gain distributions.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	13

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$673,028,103	—	—	$673,028,103
Air Freight & Logistics	175,264,089	—	—	175,264,089
Banks	3,552,798,616	—	—	3,552,798,616
Beverages	220,784,381	$203,418,639	—	424,203,020
Capital Markets	731,881,158	—	—	731,881,158
Chemicals	628,737,609	—	—	628,737,609
Communications Equipment	171,806,005	—	—	171,806,005
Diversified Financial Services	167,217,897	—	—	167,217,897
Diversified Telecommunication Services	329,600,446	—	—	329,600,446
Electric Utilities	454,853,736	—	—	454,853,736
Electrical Equipment	53,499,717	—	—	53,499,717
Energy Equipment & Services	91,476,363	—	—	91,476,363
Food & Staples Retailing	280,500,974	—	—	280,500,974
Food Products	177,003,862	—	—	177,003,862
Health Care Equipment & Supplies	138,352,152	—	—	138,352,152
Health Care Providers & Services	1,258,757,925	—	—	1,258,757,925
Hotels, Restaurants & Leisure	95,611,263	—	—	95,611,263
Household Products	214,473,358	—	—	214,473,358
Industrial Conglomerates	867,588,479	24,990,530	—	892,579,009
Insurance	1,298,267,468	—	—	1,298,267,468
Media	405,588,925	110,162,930	—	515,751,855
Multi-Utilities	537,263,829	—	—	537,263,829
Multiline Retail	210,544,237	—	—	210,544,237
Oil, Gas & Consumable Fuels	2,316,508,028	—	—	2,316,508,028
Paper & Forest Products	117,640,270	—	—	117,640,270
Personal Products	183,237,192	—	—	183,237,192
Pharmaceuticals	1,275,236,256	299,418,588	—	1,574,654,844
Professional Services	104,605,152	116,598,952	—	221,204,104
Real Estate Investment Trusts (REITs)	101,368,080	—	—	101,368,080
Road & Rail	119,736,129	—	—	119,736,129
Semiconductors & Semiconductor Equipment	475,329,614	66,649,855	—	541,979,469
Software	920,175,306	—	—	920,175,306
Specialty Retail	347,019,919	—	—	347,019,919
Technology Hardware, Storage & Peripherals	—	435,278,181	—	435,278,181
Tobacco	166,091,630	—	—	166,091,630
Water Utilities	37,515,649	—	—	37,515,649
Wireless Telecommunication Services	—	102,465,210	—	102,465,210
Short-Term Securities	858,085,691	—	—	858,085,691

Subtotal	$19,757,449,508	$1,358,982,885	—	$21,116,432,393

Investments valued at NAV[1]				249,452

Total Investments				$21,116,681,845

[1] As of January 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 2.6%
Dow Chemical Co.	61,900	$3,691,097
E.I. du Pont de Nemours & Co.	38,700	2,921,850
Praxair, Inc.	20,200	2,392,488

		9,005,435
Energy Equipment & Services — 17.2%
Baker Hughes, Inc.	96,080	6,060,726
Dril-Quip, Inc. (a)(b)	50,120	3,117,464
Halliburton Co.	241,000	13,633,370
Helmerich & Payne, Inc.	55,280	3,933,725
National Oilwell Varco, Inc.	55,401	2,094,712
Patterson-UTI Energy, Inc.	133,518	3,743,845
Rowan Cos. PLC, Class A (a)	71,900	1,288,448
Schlumberger Ltd.	224,486	18,791,723
Seahawk Drilling, Inc.	4,713	—
TechnipFMC PLC (a)	174,100	5,853,242
Weatherford International PLC (a)(b)	92,452	481,675

		58,998,930
Metals & Mining — 6.7%
Agnico Eagle Mines Ltd.	17,500	834,755
BHP Billiton Ltd.	141,976	2,880,442
Eldorado Gold Corp. (a)	444,600	1,571,689
Franco-Nevada Corp.	68,600	4,462,097
Goldcorp, Inc.	181,182	2,929,544
HudBay Minerals, Inc.	153,600	1,202,831
Newcrest Mining Ltd.	156,875	2,572,620
Newmont Mining Corp.	34,200	1,240,776
Southern Copper Corp.	140,454	5,387,816

		23,082,570
Oil & Gas Exploration & Production — 1.0%
Carrizo Oil & Gas, Inc. (a)(b)	94,961	3,357,821
Oil, Gas & Consumable Fuels — 70.5%
Anadarko Petroleum Corp.	181,300	12,605,789
Antero Resources Corp. (a)(b)	22,390	546,540
Apache Corp.	109,492	6,549,811
Birchcliff Energy Ltd. (a)	218,700	1,347,915
Cabot Oil & Gas Corp.	331,401	7,118,493
Canadian Natural Resources Ltd.	258,300	7,809,047
Cenovus Energy, Inc.	135,122	1,844,201
Chevron Corp.	138,991	15,476,648
Cimarex Energy Co.	56,561	7,647,613
CNOOC Ltd.—ADR	12,900	1,623,207
Concho Resources, Inc. (a)(b)	25,000	3,486,000
ConocoPhillips	72,775	3,548,509
CONSOL Energy, Inc. (b)	66,500	1,126,510
Crew Energy, Inc. (a)	268,700	1,195,599
Devon Energy Corp.	262,414	11,950,334
Diamondback Energy, Inc. (a)	20,900	2,198,053
Encana Corp.	94,322	1,203,987
EOG Resources, Inc.	286,980	29,151,428
EQT Corp.	111,400	6,754,182

Common Stocks	Shares	Value
Exxon Mobil Corp.	203,490	$17,070,776
Hess Corp.	137,800	7,466,004
Husky Energy, Inc. (a)	85,869	1,107,966
Kosmos Energy Ltd. (a)(b)	156,300	1,022,202
Marathon Oil Corp.	221,500	3,710,125
Marathon Petroleum Corp.	176,530	8,482,266
Murphy Oil Corp.	56,700	1,639,197
Murphy USA, Inc. (a)	22,635	1,441,849
Newfield Exploration Co. (a)	85,357	3,421,109
Noble Energy, Inc.	168,901	6,715,504
Occidental Petroleum Corp.	163,600	11,087,172
Phillips 66	55,017	4,490,488
Pioneer Natural Resources Co.	76,798	13,841,303
PrairieSky Royalty Ltd.	5,166	121,086
Range Resources Corp.	144,900	4,686,066
Southwestern Energy Co. (a)	43,400	391,034
Suncor Energy, Inc.	428,167	13,280,169
Surge Energy, Inc.	263,300	570,610
TOTAL SA — ADR	154,772	7,825,272
Uranium Energy Corp. (a)	261,724	421,376
Valero Energy Corp.	112,439	7,393,989
Whiting Petroleum Corp. (a)	105,900	1,174,431
Williams Cos., Inc.	39,500	1,139,180

		241,683,040
Total Common Stocks— 98.0%		336,127,796

Investment Companies — 0.3%
Sprott Physical Silver Trust (a)	187,400	1,255,580
Total Long-Term Investments (Cost — $178,547,994) — 98.3%		337,383,376

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (c)(d)	5,819,014	5,819,014
SL Liquidity Series, LLC, Money Market Series, 0.94% (c)(d)(e)	9,882,838	9,884,814
Total Short-Term Securities (Cost — $15,702,582) — 4.6%		15,703,828
Total Investments (Cost — $194,250,576) — 102.9%		353,087,204
Liabilities in Excess of Other Assets — (2.9)%		(10,002,747)

Net Assets — 100.0%		$343,084,457

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	15

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

(c)	During the six months ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain (Loss)[2]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	5,819,014	5,819,014	$5,819,014	$12,398		$74	—
BlackRock Liquidity Funds, TempFund, Institutional Class*	8,049,300	(8,049,300)	—	—	2,440		—	—
SL Liquidity Series, LLC, Money Market Series	$5,900,982	3,981,856	9,882,838	9,884,814	10,034	[1]	(695)	$1,246
Total				$15,703,828	$24,872		$(621)	$1,246

* No longer held by the Fund as of period end.

[1] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[2] Includes net capital gain distributions.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$9,005,435	—	—	$9,005,435
Energy Equipment & Services	58,998,930	—	—	58,998,930
Metals & Mining	17,629,508	$5,453,062	—	23,082,570
Oil & Gas Exploration & Production	3,357,821	—	—	3,357,821
Oil, Gas & Consumable Fuels	241,261,664	421,376	—	241,683,040
Investment Companies	1,255,580	—	—	1,255,580
Short-Term Securities	5,819,014	—	—	5,819,014

Subtotal	$337,327,952	$5,874,438	—	$343,202,390

Investments valued at NAV[1]				9,884,814

Total Investments				$353,087,204

[1] As of January 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Statements of Assets and Liabilities

January 31, 2017 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust

Assets
Investments at value — unaffiliated[1,2]	$20,258,346,702	$337,383,376
Investments at value — affiliated[3]	858,335,143	15,703,828
Foreign currency at value[4]	2,794,243	181
Receivables:
Investments sold	143,873,660	—
Securities lending income — affiliated	57	2,100
Capital shares sold	32,583,923	1,027,620
Dividends — affiliated	261,767	3,578
Dividends — unaffiliated	17,435,512	65,884
Other	82,263	—
Deferred offering costs	11,572	—
Prepaid expenses	287,914	39,725

Total assets	21,314,012,756	354,226,292

Liabilities
Cash collateral on securities loaned at value	269,925	9,884,263
Payables:
Investments purchased	75,167,280	—
Capital shares redeemed	59,467,218	716,396
Investment advisory fees	10,044,837	179,855
Offering costs	42,338	—
Officer’s and Trustees’ fees	54,784	6,125
Other accrued expenses	6,881,778	266,104
Other affiliates	73,634	844
Service and distribution fees	4,165,994	88,248

Total liabilities	156,167,788	11,141,835

Net Assets	$21,157,844,968	$343,084,457

Net Assets Consist of
Paid-in capital	$14,007,331,157	$181,088,550
Distributions in excess of net investment income	(2,275,872)	(2,271,496)
Accumulated net realized gain	741,270,894	5,430,765
Net unrealized appreciation (depreciation)	6,411,518,789	158,836,638

Net Assets	$21,157,844,968	$343,084,457

[1] Investments at cost — unaffiliated	$13,847,141,135	$178,547,994

[2] Securities loaned at value	$266,208	$9,560,780

[3] Investments at cost — affiliated	$858,335,095	$15,702,582

[4] Foreign currency at cost	$2,793,776	$182

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	17

Statements of Assets and Liabilities (concluded)

January 31, 2017 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust

Net Assets Value
Institutional:
Net assets	$11,402,596,378	$83,577,279

Shares outstanding[5]	505,281,503	1,778,687

Net asset value	$22.57	$46.99

Service:
Net assets	$64,917,310	—

Shares outstanding[5]	2,885,624	—

Net asset value	$22.50	—

Investor A:
Net assets	$5,841,521,403	$212,202,575

Shares outstanding[5]	259,530,287	4,665,156

Net asset value	$22.51	$45.49

Investor B:
Net assets	$4,846,100	$235,752

Shares outstanding[5]	212,337	5,936

Net asset value	$22.82	$39.72

Investor C:
Net assets	$2,919,821,790	$47,068,851

Shares outstanding[5]	133,898,068	1,206,610

Net asset value	$21.81	$39.01

Investor C1:
Net assets	$6,509,729	—

Shares outstanding[5]	298,990	—

Net asset value	$21.77	—

Class K:
Net assets	$70,653,916	—

Shares outstanding[5]	3,131,522	—

Net asset value	$22.56	—

Class R:
Net assets	$846,978,342	—

Shares outstanding[5]	37,390,808	—

Net asset value	$22.65	—

[5] Unlimited number of shares authorized, $0.10 par value.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Statements of Operations

Six Months Ended January 31, 2017 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust

Investment Income
Dividends — unaffiliated	$279,600,135	$2,749,144
Dividends — affiliated	1,146,093	14,838
Securities lending — affiliated — net	1,224,603	10,034
Foreign taxes withheld	(4,360,623)	(84,645)

Total investment income	277,610,208	2,689,371

Expenses
Investment advisory	59,152,171	1,012,705
Service and distribution — class specific	24,622,979	506,584
Transfer agent — class specific	11,148,608	245,041
Accounting services	1,140,609	30,322
Custodian	623,232	11,493
Professional	567,876	58,193
Registration	203,466	42,358
Officer and Trustees	172,869	11,290
Printing	168,793	13,899
Offering	38,018	—
Miscellaneous	156,079	12,710

Total expenses	97,994,700	1,944,595
Less fees waived by the Manager	(241,201)	(3,024)

Total expenses after fees waived	97,753,499	1,941,571

Net investment income	179,856,709	747,800

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	1,289,759,758	6,852,814
Investments — affiliated	(20,521)	(695)
Capital gain distributions from investment companies — affiliated	4,153	74
Foreign currency transactions	11,195	(1,392)

	1,289,754,585	6,850,801

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	210,831,661	21,065,167
Investments — affiliated	48	1,246
Foreign currency translations	420,462	(23)

	211,252,171	21,066,390

Net realized and unrealized gain	1,501,006,756	27,917,191

Net Increase in Net Assets Resulting from Operations	$1,680,863,465	$28,664,991

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	19

Statements of Changes in Net Assets

	BlackRock Equity Dividend Fund
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations
Net investment income	$179,856,709	$388,787,924
Net realized gain	1,289,754,585	1,926,705,912
Net change in unrealized appreciation (depreciation)	211,252,171	(1,169,260,416)

Net increase in net assets resulting from operations	1,680,863,465	1,146,233,420

Distributions to Shareholders[1]
From net investment income:
Institutional	(115,620,705)	(233,498,259)
Service	(633,950)	(1,433,295)
Investor A	(53,513,822)	(106,229,120)
Investor B	(31,399)	(119,647)
Investor C	(16,368,269)	(32,648,938)
Investor C1	(43,671)	(86,900)
Class K	(490,151)	(148,003)
Class R	(6,301,242)	(12,433,373)
From net realized gain:
Institutional	(672,066,433)	(1,683,334,063)
Service	(3,819,685)	(12,599,222)
Investor A	(344,308,949)	(884,371,335)
Investor B	(364,601)	(2,344,995)
Investor C	(178,364,937)	(448,362,765)
Investor C1	(401,877)	(1,000,980)
Class K	(3,265,282)	—
Class R	(49,822,736)	(126,579,288)

Decrease in net assets resulting from distributions to shareholders	(1,445,417,709)	(3,545,190,183)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(681,418,900)	(943,744,197)

Net Assets
Total decrease in net assets	(445,973,144)	(3,342,700,960)
Beginning of period	21,603,818,112	24,946,519,072

End of period	$21,157,844,968	$21,603,818,112

Undistributed (distributions in excess of) net investment income, end of period	$(2,275,872)	$10,870,628

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Statements of Changes in Net Assets

	BlackRock Natural Resources Trust
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations
Net investment income	$747,800	$2,351,764
Net realized gain (loss)	6,850,801	(766,291)
Net change in unrealized appreciation (depreciation)	21,066,390	(2,465,565)

Net increase (decrease) in net assets resulting from operations	28,664,991	(880,092)

Distributions to Shareholders[1]
From net investment income:
Institutional	(731,574)	(570,693)
Investor A	(1,411,416)	(1,300,435)
Investor C	(27,010)	—
From net realized gain:
Institutional	—	(3,729,060)
Investor A	—	(11,614,900)
Investor B	—	(83,426)
Investor C	—	(3,644,530)

Decrease in net assets resulting from distributions to shareholders	(2,170,000)	(20,943,044)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	1,407,776	(1,168,875)

Net Assets
Total increase (decrease) in net assets	27,902,767	(22,992,011)
Beginning of period	315,181,690	338,173,701

End of period	$343,084,457	$315,181,690

Distributions in excess of net investment income, end of period	$(2,271,496)	$(849,296)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	21

Financial Highlights	BlackRock Equity Dividend Fund

	Institutional
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$22.33		$24.94	$24.71	$22.64	$19.52	$18.17

Net investment income[1]	0.22		0.44	0.47	0.48	0.48	0.43
Net realized and unrealized gain	1.61		0.79	1.34	2.10	3.12	1.34

Net increase from investment operations	1.83		1.23	1.81	2.58	3.60	1.77

Distributions:[2]
From net investment income	(0.23)		(0.45)	(0.48)	(0.49)	(0.47)	(0.41)
From net realized gain	(1.36)		(3.39)	(1.10)	(0.02)	(0.01)	(0.01)

Total distributions	(1.59)		(3.84)	(1.58)	(0.51)	(0.48)	(0.42)

Net asset value, end of period	$22.57		$22.33	$24.94	$24.71	$22.64	$19.52

Total Return[3]
Based on net asset value	8.37%	[4]	6.29%	7.55%	11.49%	18.63%	9.90%

Ratios to Average Net Assets
Total expenses	0.69%	[5,6]	0.71% [6]	0.70%	0.70%	0.73%	0.71%

Total expenses after fees waived	0.69%	[5,6]	0.69% [6]	0.69%	0.70%	0.72%	0.70%

Net investment income	1.91%	[5]	2.00%	1.86%	2.00%	2.28%	2.34%

Supplemental Data
Net assets, end of period (000)	$11,402,596		$11,620,763	$13,242,101	$14,595,350	$14,610,283	$11,068,796

Portfolio turnover rate	14%		25%	25%	6%	15%	3%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Investments in underlying funds	0.01%	0.01%

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Financial Highlights	BlackRock Equity Dividend Fund

	Service
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$22.26		$24.86	$24.63	$22.56	$19.46	$18.12

Net investment income[1]	0.20		0.37	0.39	0.40	0.42	0.37
Net realized and unrealized gain	1.61		0.79	1.33	2.10	3.10	1.36

Net increase from investment operations	1.81		1.16	1.72	2.50	3.52	1.73

Distributions:[2]
From net investment income	(0.21)		(0.37)	(0.39)	(0.41)	(0.41)	(0.38)
From net realized gain	(1.36)		(3.39)	(1.10)	(0.02)	(0.01)	(0.01)

Total distributions	(1.57)		(3.76)	(1.49)	(0.43)	(0.42)	(0.39)

Net asset value, end of period	$22.50		$22.26	$24.86	$24.63	$22.56	$19.46

Total Return[3]
Based on net asset value	8.27%	[4]	5.95%	7.19%	11.17%	18.23%	9.68%

Ratios to Average Net Assets
Total expenses	0.91%	[5,6]	1.04% [6]	1.02%	1.01%	1.01%	1.02%

Total expenses after fees waived	0.91%	[5,6]	1.01% [6]	1.01%	1.01%	1.01%	1.01%

Net investment income	1.75%	[5]	1.68%	1.58%	1.69%	1.99%	2.00%

Supplemental Data
Net assets, end of period (000)	$64,917		$86,382	$99,271	$295,017	$323,071	$207,027

Portfolio turnover rate	14%		25%	25%	6%	15%	3%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Investments in underlying funds	0.01%	0.01%

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	23

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor A
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$22.28		$24.88	$24.65	$22.59	$19.48	$18.13

Net investment income[1]	0.19		0.39	0.40	0.42	0.42	0.38
Net realized and unrealized gain	1.61		0.79	1.33	2.09	3.11	1.34

Net increase from investment operations	1.80		1.18	1.73	2.51	3.53	1.72

Distributions:[2]
From net investment income	(0.21)		(0.39)	(0.40)	(0.43)	(0.41)	(0.36)
From net realized gain	(1.36)		(3.39)	(1.10)	(0.02)	(0.01)	(0.01)

Total distributions	(1.57)		(3.78)	(1.50)	(0.45)	(0.42)	(0.37)

Net asset value, end of period	$22.51		$22.28	$24.88	$24.65	$22.59	$19.48

Total Return[3]
Based on net asset value	8.22%	[4]	6.07%	7.25%	11.19%	18.31%	9.63%

Ratios to Average Net Assets
Total expenses	0.92%	[5,6]	0.96% [6]	0.97%	0.95%	0.99%	0.98%

Total expenses after fees waived	0.92%	[5,6]	0.93% [6]	0.96%	0.95%	0.99%	0.98%

Net investment income	1.68%	[5]	1.76%	1.61%	1.75%	2.03%	2.09%

Supplemental Data
Net assets, end of period (000)	$5,841,521		$5,951,054	$7,226,833	$10,115,394	$10,573,927	$8,582,557

Portfolio turnover rate	14%		25%	25%	6%	15%	3%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Investments in underlying funds	0.01%	0.01%

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor B
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$22.55		$25.11	$24.86	$22.76	$19.62	$18.25

Net investment income[1]	0.11		0.24	0.22	0.24	0.28	0.24
Net realized and unrealized gain	1.62		0.78	1.33	2.11	3.12	1.34

Net increase from investment operations	1.73		1.02	1.55	2.35	3.40	1.58

Distributions:[2]
From net investment income	(0.10)		(0.19)	(0.20)	(0.23)	(0.25)	(0.20)
From net realized gain	(1.36)		(3.39)	(1.10)	(0.02)	(0.01)	(0.01)

Total distributions	(1.46)		(3.58)	(1.30)	(0.25)	(0.26)	(0.21)

Net asset value, end of period	$22.82		$22.55	$25.11	$24.86	$22.76	$19.62

Total Return[3]
Based on net asset value	7.78%	[4]	5.22%	6.38%	10.40%	17.41%	8.74%

Ratios to Average Net Assets
Total expenses	1.73%	[5,6]	1.74% [6]	1.72%	1.71%	1.73%	1.79%

Total expenses after fees waived	1.73%	[5,6]	1.72% [6]	1.72%	1.71%	1.73%	1.79%

Net investment income	1.00%	[5]	1.05%	0.87%	1.02%	1.33%	1.33%

Supplemental Data
Net assets, end of period (000)	$4,846		$9,636	$21,395	$34,515	$44,315	$48,906

Portfolio turnover rate	14%		25%	25%	6%	15%	3%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Investments in underlying funds	0.01%	0.01%

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	25

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor C
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$21.62		$24.27	$24.08	$22.08	$19.06	$17.76

Net investment income[1]	0.10		0.22	0.22	0.24	0.27	0.24
Net realized and unrealized gain	1.57		0.76	1.31	2.05	3.04	1.31

Net increase from investment operations	1.67		0.98	1.53	2.29	3.31	1.55

Distributions:[2]
From net investment income	(0.12)		(0.24)	(0.24)	(0.27)	(0.28)	(0.24)
From net realized gain	(1.36)		(3.39)	(1.10)	(0.02)	(0.01)	(0.01)

Total distributions	(1.48)		(3.63)	(1.34)	(0.29)	(0.29)	(0.25)

Net asset value, end of period	$21.81		$21.62	$24.27	$24.08	$22.08	$19.06

Total Return[3]
Based on net asset value	7.86%	[4]	5.24%	6.51%	10.43%	17.47%	8.80%

Ratios to Average Net Assets
Total expenses	1.68%	[5,6]	1.69% [6]	1.67%	1.67%	1.69%	1.73%

Total expenses after fees waived	1.68%	[5,6]	1.67% [6]	1.66%	1.67%	1.68%	1.73%

Net investment income	0.93%	[5]	1.02%	0.88%	1.02%	1.32%	1.33%

Supplemental Data
Net assets, end of period (000)	$2,919,822		$3,043,757	$3,361,651	$3,476,705	$3,124,236	$2,245,569

Portfolio turnover rate	14%		25%	25%	6%	15%	3%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Investments in underlying funds	0.01%	0.01%

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor C1
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,				Period September 12, 2011[1] to July 31, 2012
			2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$21.59		$24.24	$24.06	$22.06	$19.03	$16.32

Net investment income[2]	0.12		0.26	0.26	0.28	0.32	0.22
Net realized and unrealized gain	1.57		0.76	1.30	2.05	3.03	2.78

Net increase from investment operations	1.69		1.02	1.56	2.33	3.35	3.00

Distributions:[3]
From net investment income	(0.15)		(0.28)	(0.28)	(0.31)	(0.31)	(0.28)
From net realized gain	(1.36)		(3.39)	(1.10)	(0.02)	(0.01)	(0.01)

Total distributions	(1.51)		(3.67)	(1.38)	(0.33)	(0.32)	(0.29)

Net asset value, end of period	$21.77		$21.59	$24.24	$24.06	$22.06	$19.03

Total Return[4]
Based on net asset value	7.93%	[5]	5.47%	6.69%	10.63%	17.74%	18.51%	[5]

Ratios to Average Net Assets
Total expenses	1.48%	[6,7]	1.49% [7]	1.49%	1.49%	1.46%	1.63%	[6]

Total expenses after fees waived	1.48%	[6,7]	1.47% [7]	1.48%	1.49%	1.45%	1.63%	[6]

Net investment income	1.13%	[6]	1.22%	1.07%	1.21%	1.59%	1.37%	[6]

Supplemental Data
Net assets, end of period (000)	$6,510		$6,834	$7,340	$7,680	$7,670	$7,255

Portfolio turnover rate	14%		25%	25%	6%	15%	3%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Investments in underlying funds	0.01%	0.01%

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	27

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Class K
	Six Months Ended January 31, 2017 (Unaudited)		Period March 28, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$22.32		$20.97

Net investment income[2]	0.20		0.09
Net realized and unrealized gain	1.65		1.48

Net increase from investment operations	1.85		1.57

Distributions:[3]
From net investment income	(0.25)		(0.22)
From net realized gain	(1.36)		—

Total distributions	(1.61)		(0.22)

Net asset value, end of period	$22.56		$22.32

Total Return[4]
Based on net asset value	8.42%	[5]	7.50%	[5]

Ratios to Average Net Assets
Total expenses	0.59%	[6,7,8]	0.58%	[6,8,9]

Total expenses after fees waived	0.59%	[6,8]	0.57%	[6,8]

Net investment income	1.77%	[6]	1.22%	[6]

Supplemental Data
Net assets, end of period (000)	$70,654		$22,861

Portfolio turnover rate	14%		25%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.59%.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Period March 28, 2016[1] to July 31, 2016

Investments in underlying funds	0.01%	0.01%

[9]	Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.58%.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Financial Highlights (concluded)	BlackRock Equity Dividend Fund

	Class R
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$22.41		$25.01	$24.76	$22.69	$19.57	$18.21

Net investment income[1]	0.15		0.32	0.32	0.34	0.36	0.32
Net realized and unrealized gain	1.62		0.79	1.35	2.10	3.12	1.36

Net increase from investment operations	1.77		1.11	1.67	2.44	3.48	1.68

Distributions:[2]
From net investment income	(0.17)		(0.32)	(0.32)	(0.35)	(0.35)	(0.31)
From net realized gain	(1.36)		(3.39)	(1.10)	(0.02)	(0.01)	(0.01)

Total distributions	(1.53)		(3.71)	(1.42)	(0.37)	(0.36)	(0.32)

Net asset value, end of period	$22.65		$22.41	$25.01	$24.76	$22.69	$19.57

Total Return[3]
Based on net asset value	8.03%	[4]	5.70%	6.96%	10.83%	17.93%	9.33%

Ratios to Average Net Assets
Total expenses	1.25%	[5,6]	1.27% [6]	1.28%	1.27%	1.28%	1.31%

Total expenses after fees waived	1.24%	[5,6]	1.25% [6]	1.28%	1.27%	1.28%	1.30%

Net investment income	1.35%	[5]	1.44%	1.28%	1.43%	1.72%	1.76%

Supplemental Data
Net assets, end of period (000)	$846,978		$862,531	$987,928	$1,202,121	$1,202,571	$902,790

Portfolio turnover rate	14%		25%	25%	6%	15%	3%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Investments in underlying funds	0.01%	0.01%

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	29

Financial Highlights	BlackRock Natural Resources Trust

	Institutional
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$43.39		$47.03	$77.17	$64.89	$57.65	$69.76

Net investment income[1]	0.18		0.47	0.53	0.45	0.48	0.33
Net realized and unrealized gain (loss)	3.83		(0.96)	(25.35)	12.61	7.21	(12.09)

Net increase (decrease) from investment operations	4.01		(0.49)	(24.82)	13.06	7.69	(11.76)

Distributions:[2]
From net investment income	(0.41)		(0.42)	(0.37)	(0.34)	(0.45)	(0.35)
From net realized gain	—		(2.73)	(4.95)	(0.44)	—	—

Total distributions	(0.41)		(3.15)	(5.32)	(0.78)	(0.45)	(0.35)

Net asset value, end of period	$46.99		$43.39	$47.03	$77.17	$64.89	$57.65

Total Return[3]
Based on net asset value	9.23%	[4]	(0.15)%	(32.68)%	20.31%	13.41%	(16.88)%

Ratios to Average Net Assets
Total expenses	0.82%	[5,6]	0.88% [6]	0.83%	0.80%	0.80%	0.85%

Total expenses after fees waived	0.82%	[5,6]	0.88% [6]	0.83%	0.80%	0.80%	0.85%

Net investment income	0.76%	[5]	1.12%	0.89%	0.64%	0.76%	0.56%

Supplemental Data
Net assets, end of period (000)	$83,577		$69,602	$80,864	$142,323	$109,009	$102,940

Portfolio turnover rate	2%		7%	6%	5%	1%	3%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Investments in underlying funds	0.01%	0.01%

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Financial Highlights (continued)	BlackRock Natural Resources Trust

	Investor A
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$41.97		$45.59	$75.12	$63.28	$56.14	$67.92

Net investment income[1]	0.11		0.34	0.36	0.27	0.31	0.17
Net realized and unrealized gain (loss)	3.71		(0.92)	(24.65)	12.27	7.04	(11.78)

Net increase (decrease) from investment operations	3.82		(0.58)	(24.29)	12.54	7.35	(11.61)

Distributions:[2]
From net investment income	(0.30)		(0.31)	(0.29)	(0.26)	(0.21)	(0.17)
From net realized gain	—		(2.73)	(4.95)	(0.44)	—	—

Total distributions	(0.30)		(3.04)	(5.24)	(0.70)	(0.21)	(0.17)

Net asset value, end of period	$45.49		$41.97	$45.59	$75.12	$63.28	$56.14

Total Return[3]
Based on net asset value	9.08%	[4]	(0.40)%	(32.87)%	19.98%	13.11%	(17.11)%

Ratios to Average Net Assets
Total expenses	1.11%	[5,6]	1.14% [6]	1.10%	1.06%	1.07%	1.12%

Total expenses after fees waived	1.10%	[5,6]	1.14% [6]	1.10%	1.06%	1.07%	1.12%

Net investment income	0.49%	[5]	0.84%	0.62%	0.39%	0.51%	0.30%

Supplemental Data
Net assets, end of period (000)	$212,203		$197,713	$198,816	$313,210	$293,272	$295,462

Portfolio turnover rate	2%		7%	6%	5%	1%	3%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Investments in underlying funds	0.01%	0.01%

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	31

Financial Highlights (continued)	BlackRock Natural Resources Trust

	Investor B
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31,
		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$36.62	$40.22	$67.31	$57.01	$50.82	$61.77

Net investment income (loss)[1]	(0.09)	0.02	(0.11)	(0.24)	(0.14)	(0.24)
Net realized and unrealized gain (loss)	3.19	(0.89)	(21.98)	11.01	6.33	(10.71)

Net increase (decrease) from investment operations	3.10	(0.87)	(22.09)	10.77	6.19	(10.95)

Distributions:[2]
From net investment income	—	—	(0.05)	(0.03)	—	—
From net realized gain	—	(2.73)	(4.95)	(0.44)	—	—

Total distributions	—	(2.73)	(5.00)	(0.47)	—	—

Net asset value, end of period	$39.72	$36.62	$40.22	$67.31	$57.01	$50.82

Total Return[3]
Based on net asset value	8.46%[4]	(1.31)%	(33.41)%	19.01%	12.18%	(17.73)%

Ratios to Average Net Assets
Total expenses	2.14%[5,6]	2.07%[6]	1.94%	1.88%	1.88%	1.89%

Total expenses after fees waived	2.14%[5,6]	2.06%[6]	1.94%	1.88%	1.88%	1.89%

Net investment income (loss)	(0.45)%[5]	0.05%	(0.21)%	(0.39)%	(0.26)%	(0.46)%

Supplemental Data
Net assets, end of period (000)	$236	$471	$1,468	$3,861	$5,970	$9,365

Portfolio turnover rate	2%	7%	6%	5%	1%	3%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Investments in underlying funds	0.01%	0.01%

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Financial Highlights (concluded)	BlackRock Natural Resources Trust

	Investor C
	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$35.93		$39.48	$66.24	$56.13	$50.02	$60.81

Net investment income (loss)[1]	(0.05)		0.02	(0.08)	(0.24)	(0.15)	(0.24)
Net realized and unrealized gain (loss)	3.15		(0.84)	(21.62)	10.86	6.26	(10.55)

Net increase (decrease) from investment operations	3.10		(0.82)	(21.70)	10.62	6.11	(10.79)

Distributions:[2]
From net investment income	(0.02)		—	(0.11)	(0.07)	—	—
From net realized gain	—		(2.73)	(4.95)	(0.44)	—	—

Total distributions	(0.02)		(2.73)	(5.06)	(0.51)	—	—

Net asset value, end of period	$39.01		$35.93	$39.48	$66.24	$56.13	$50.02

Total Return[3]
Based on net asset value	8.63%	[4]	(1.20)%	(33.38)%	19.06%	12.22%	(17.74)%

Ratios to Average Net Assets
Total expenses	1.88%	[5,6]	1.94% [6]	1.88%	1.84%	1.86%	1.89%

Total expenses after fees waived	1.88%	[5,6]	1.94% [6]	1.88%	1.84%	1.86%	1.89%

Net investment income (loss)	(0.26)%	[5]	0.06%	(0.16)%	(0.39)%	(0.27)%	(0.47)%

Supplemental Data
Net assets, end of period (000)	$47,069		$47,397	$57,026	$92,811	$89,618	$98,585

Portfolio turnover rate	2%		7%	6%	5%	1%	3%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Investments in underlying funds	0.01%	0.01%

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	33

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Equity Dividend Fund and BlackRock Natural Resources Trust are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”.

Fund Name	Herein Referred to As	Diversification Classification
BlackRock Equity Dividend Fund	Equity Dividend	Diversified
BlackRock Natural Resources Trust	Natural Resources	Non-diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Class R Shares are available only to certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Investor B Shares are available only through exchanges and dividend and capital gain reinvestments by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Investor C1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor B Shares	No	Yes	To Investor A Shares after approximately 8 years
Investor C Shares	No	Yes	None
Investor C1 Shares	No	No2	None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

[2]

A CDSC of 1.00% is assessed on certain redemptions of Investor C1 Shares made within one year after purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC ( the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

Recent Accounting Standard: In April 2015, the Financial Accounting Standards Board issued “Disclosures for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. As of January 31, 2017, certain investments of the Fund were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Funds’ presentation in the Statements of Cash Flows.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of each Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available

SEMI-ANNUAL REPORT	JANUARY 31, 2017	35

Notes to Financial Statements (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”).

The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral

36	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Equity Dividend

	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
Citigroup Global Markets, Inc.	$266,208	$(266,208)	—

Natural Resources
	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
Citigroup Global Markets, Inc.	$533,749	$(533,749)	—
Deutsche Bank Securities, Inc.	4,895,484	(4,895,484)	—
JPMorgan Securities LLC.	1,902,435	(1,902,435)	—
Morgan Stanley & Co. LLC	1,204,379	(1,204,379)	—
State Street Bank & Trust Co.	1,024,733	(1,024,733)	—

	$9,560,780	$(9,560,780)	—

[1]

Cash collateral with a value of $269,925 and $9,884,263, respectively, has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

[2]

The market value of the loaned securities is determined as of January 31, 2017. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.

Equity Dividend

Average Daily Net Assets	Investment Advisory Fee
First $8 Billion	0.60%
$8 Billion — $10 Billion	0.56%
$10 Billion — $12 Billion	0.54%
$12 Billion — $17 Billion	0.52%
$17 Billion — $25 Billion	0.51%
$25 Billion — $30 Billion	0.50%
$30 Billion — $40 Billion	0.47%
Greater than $40 Billion	0.45%

SEMI-ANNUAL REPORT	JANUARY 31, 2017	37

Notes to Financial Statements (continued)

Natural Resources
Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.60%
$1 Billion — $3 Billion	0.56%
$3 Billion — $5 Billion	0.54%
$5 Billion — $10 Billion	0.52%
Greater than $10 Billion	0.51%

Service and Distribution Fees: The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fees
	Equity Dividend	Natural Resources
Service	0.25%	N/A
Investor A	0.25%	0.25%
Investor B	0.25%	0.25%
Investor C	0.25%	0.25%
Investor C1	0.25%	N/A
Class R	0.25%	N/A

	Distribution Fees
	Equity Dividend	Natural Resources
Investor B	0.75%	0.75%
Investor C	0.75%	0.75%
Investor C1	0.55%	N/A
Class R	0.25%	N/A

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended January 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Service	Investor A	Investor B	Investor C	Investor C1	Class R	Total
Equity Dividend	$92,917	$7,381,484	$35,440	$19,945,960	$26,780	$2,140,398	$24,622,979
Natural Resources	—	$262,767	$1,853	$241,964	—	—	$506,584

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2017, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Total
Equity Dividend	$205,374	$6,589	$63	$212,026

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions transactions based upon instructions from shareholders. For the six months ended January 31, 2017, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Investor B	Investor C	Investor C1	Class K	Class R	Total
Equity Dividend	$11,379	$57	$31,961	$368	$16,500	$28	$856	$2,361	$63,510
Natural Resources	$272	—	$3,162	$17	$793	—	—	—	$4,244

38	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

For the six months ended January 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Investor C1	Class K	Class R	Total
Equity Dividend	$6,309,087	$28,336	$2,634,741	$5,510	$1,458,902	$3,210	$1,039	$707,783	$11,148,608
Natural Resources	$45,456	—	$157,131	$804	$41,650	—	—	—	$245,041

Other Fees: For the six months ended January 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Investor A
Equity Dividend	$126,875
Natural Resources	$5,886

For the six months ended January 31, 2017, affiliates received CDSCs as follows:

	Equity Dividend	Natural Resources
Investor A	$71,550	$423
Investor B	$84	$46
Investor C	$81,209	$3,550

Expense Waivers and Reimbursements: With respect to the Funds, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are shown as fees waived by the Manager in the Statements of Operations. For the six months ended January 31, 2017, the amounts waived were as follows:

Total
Equity Dividend	$241,201
Natural Resources	$3,024

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. Effective November 28, 2016, the waiver became contractual through November 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Funds or by a vote of a majority of the outstanding voting securities of the Funds. For the six months ended January 31, 2017, there were no advisory fees waived pursuant to the Agreements.

For the six months ended January 31, 2017, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Total
Equity Dividend	$125,974
Natural Resources	$1,648

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	39

Notes to Financial Statements (continued)

The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended January 31, 2017, each Fund paid BIM the following amounts for securities lending agent services:

Equity Dividend	$408,204
Natural Resources	$3,444

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, Natural Resources may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by Natural Resources’ investment policies and restrictions. Natural Resources is currently permitted to borrow and lend under the Interfund Lending Program.

Natural Resources may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. Natural Resources may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the Fund’s investment restrictions). If Natural Resources’ total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended January 31, 2017, Natural Resources did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Funds are officers and/or trustees of BlackRock or its affiliates The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
Equity Dividend	$22,479,048	—	—

6. Purchases and Sales:

For the six months ended January 31, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

	Purchases	Sales
Equity Dividend	$2,805,954,565	$4,956,396,229
Natural Resources	$7,621,274	$5,772,683

7. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2016, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	Equity Dividend[1]	Natural Resources
No expiration date[2]	—	$1,035,562
2018	$1,491,156	—

Total	$1,491,156	$1,035,562

[1]	Subject to annual limitations.

[2]	Must be utilized prior to losses subject to expiration.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Equity Dividend	Natural Resources
Tax cost	$14,782,225,335	$196,431,747

Gross unrealized appreciation	$6,609,348,277	$167,213,179
Gross unrealized depreciation	(274,891,767)	(10,557,722)

Net unrealized appreciation	$6,334,456,510	$156,655,457

8. Bank Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement.

The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the

Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2017, the Funds did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: As of period end, Equity Dividend and National Resources invested a significant portion of their assets in securities in the Financials and Oil, Gas Exploration & Production sectors, respectively. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	41

Notes to Financial Statements (continued)

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2017		Year Ended July 31, 2016
BlackRock Equity Dividend Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	49,654,049	$1,119,963,854	98,661,291	$2,140,500,332
Shares issued in reinvestment of distributions	31,841,175	708,012,003	84,562,904	1,760,775,380
Shares redeemed	(96,665,864)	(2,176,566,437)	(193,797,774)	(4,256,112,995)

Net decrease	(15,170,640)	$(348,590,580)	(10,573,579)	$(354,837,283)

Service
Shares sold	228,381	$5,119,311	479,410	$10,382,294
Shares issued in reinvestment of distributions	200,107	4,438,948	673,882	13,980,961
Shares redeemed	(1,423,105)	(31,945,646)	(1,265,951)	(27,923,427)

Net decrease	(994,617)	$(22,387,387)	(112,659)	$(3,560,172)

Investor A
Shares sold	21,137,933	$474,032,285	37,732,443	$825,274,106
Shares issued in reinvestment of distributions	17,404,766	386,315,964	46,287,226	961,171,515
Shares redeemed	(46,172,737)	(1,036,885,799)	(107,302,972)	(2,375,393,685)

Net decrease	(7,630,038)	$(176,537,550)	(23,283,303)	$(588,948,064)

Investor B
Shares sold	6,847	$156,206	24,565	$528,746
Shares issued in reinvestment of distributions	16,497	371,878	108,651	2,276,122
Shares redeemed	(238,260)	(5,404,272)	(557,825)	(12,255,828)

Net decrease	(214,916)	$(4,876,188)	(424,609)	$(9,450,960)

Investor C
Shares sold	5,409,096	$118,134,600	13,682,936	$288,713,734
Shares issued in reinvestment of distributions	8,526,413	183,632,736	22,491,389	452,761,655
Shares redeemed	(20,801,768)	(453,058,102)	(33,919,106)	(721,272,962)

Net increase (decrease)	(6,866,259)	$(151,290,766)	2,255,219	$20,202,427

Investor C1
Shares sold	2,494	$54,023	6,225	$135,439
Shares issued in reinvestment of distributions	17,463	375,366	45,313	911,495
Shares redeemed	(37,470)	(818,986)	(37,817)	(801,960)

Net increase (decrease)	(17,513)	$(389,597)	13,721	$244,974

Class K1
Shares sold	2,591,081	$59,061,126	1,074,737	$23,221,737
Shares issued in reinvestment of distributions	150,622	3,349,807	6,627	145,927
Shares redeemed	(634,336)	(14,364,123)	(57,209)	(1,221,860)

Net increase	2,107,367	$48,046,810	1,024,155	$22,145,804

[1]	Commenced operations on March 28, 2016.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (concluded)

	Six Months Ended January 31, 2017		Year Ended July 31, 2016
BlackRock Equity Dividend Fund (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	2,442,930	$55,238,678	5,347,738	$118,119,176
Shares issued in reinvestment of distributions	2,510,074	56,096,403	6,658,665	138,975,708
Shares redeemed	(6,056,411)	(136,728,723)	(13,020,924)	(286,635,807)

Net decrease	(1,103,407)	$(25,393,642)	(1,014,521)	$(29,540,923)

Total Net Decrease	(29,890,023)	$(681,418,900)	(32,115,576)	$(943,744,197)

	Six Months Ended January 31, 2017		Year Ended July 31, 2016
BlackRock Natural Resources Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	564,312	$25,816,853	836,276	$34,012,068
Shares issued in reinvestment of distributions	12,857	621,010	101,571	3,890,188
Shares redeemed	(402,572)	(18,616,098)	(1,053,338)	(44,932,495)

Net increase (decrease)	174,597	$7,821,765	(115,491)	$(7,030,239)

Investor A
Shares sold	722,890	$32,329,484	1,832,581	$72,520,771
Shares issued in reinvestment of distributions	28,193	1,318,601	321,755	11,940,300
Shares redeemed	(796,429)	(35,522,528)	(1,804,514)	(72,997,222)

Net increase (decrease)	(45,346)	$(1,874,443)	349,822	$11,463,849

Investor B
Shares sold	—	—	178	$6,570
Shares issued in reinvestment of distributions	—	—	2,341	76,229
Shares redeemed	(6,915)	$(266,198)	(26,175)	(910,793)

Net decrease	(6,915)	$(266,198)	(23,656)	$(827,994)

Investor C
Shares sold	67,044	$2,563,504	278,994	$9,399,837
Shares issued in reinvestment of distributions	627	25,193	106,217	3,391,494
Shares redeemed	(180,348)	(6,862,045)	(510,514)	(17,565,822)

Net decrease	(112,677)	$(4,273,348)	(125,303)	$(4,774,491)

Total Net Increase (Decrease)	9,659	$1,407,776	85,372	$(1,168,875)

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	43

Officers and Trustees

Robert M. Hernandez, Chair of the Board and Trustee

Fred G. Weiss, Vice Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eiszenstat, Trustee

Henry Gabbay, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

On September 26, 2016, the Board appointed Lena G. Goldberg as a Trustee of the Funds effective November 4, 2016.

Effective January 31, 2017, David H. Walsh and Fred G. Weiss retired as Trustees of the Funds.

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

44	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request, without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse line up of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	45

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

46	SEMI-ANNUAL REPORT	JANUARY 31, 2017

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EDNR-1/17-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: April 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: April 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: April 5, 2017

3